Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements	Dec. 31, 2023	Dec. 31, 2022
RMB [Member]
Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements [Abstract]
Foreign currency	7.0827	6.9646
1USD [Member]
Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements [Abstract]
Foreign currency	7.0467	6.7261